Investments in Marketable Securities and Other Investments (Tables)	12 Months Ended
Dec. 31, 2013
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Marketable Securities and Other Investments

Investments in marketable securities and other investments consisted of the following (in millions):

	December 31,
	2013	2012
Marketable securities:
U.S. Treasury and agency securities — maturing within one year	$2.5	$6.5
U.S. Treasury and agency securities — maturing within two years	—	2.5

Total marketable securities	$2.5	$9.0

Investments and other assets:
Equity method investments	$12.3	$9.6
Cost method and other long-term investments	1.0	1.0
Taxes receivable	57.7	—
Other assets	66.5	80.6

Total investments and other assets	$137.5	$91.2

Summary of Fair Value and Unrealized Gains (Losses) Related to Available-for-Sale Securities

The following table provides a summary of the fair value and unrealized gains (losses) related to the Company’s available-for-sale securities classified as current assets (in millions):

At December 31, 2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
U.S. treasury and agency securities	$2.5	$—	$—	$2.5

Total	$2.5	$—	$—	$2.5

At December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
U.S. treasury and agency securities	$9.0	$—	$—	$9.0

Total	$9.0	$—	$—	$9.0

Summary of Long-term Investments

The movements in long-term investments were as follows (in millions):

	Equity Method	Cost Method
Balance at December 31, 2012	$9.6	$1.0

Additions	5.6	—
Distributions	(3.3)	—
Impairment	—	—
Foreign currency	0.4	—

Balance at December 31, 2013	$12.3	$1.0